BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common stock equivalents (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	232,777,570	233,377,570	192,311,770
Series A convertible preferred stock issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	25,535,000	25,535,000	25,535,000
Series B convertible preferred stock issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	106,144,240	106,144,240	106,117,040
Options to purchase common stock issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	3,400,000	4,000,000	2,975,000
Warrants to purchase common stock issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	25,098,330	25,098,330	25,084,730
Warrants to purchase series A convertible preferred stock, issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	7,600,000	7,600,000	7,600,000
Warrants to purchase series B convertible preferred stock, issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	65,000,000	65,000,000	25,000,000